Related parties (Tables)	6 Months Ended
Jun. 30, 2019
Related parties
Summary of warrants offered

Name	Title	Number of 2019 warrants offered
Onno van de Stolpe	Chief Executive Officer; Executive director	100,000
Raj Parekh	Non-executive director; Chairman of the board	15,000
Peter Guenter	Non-executive director	7,500
Howard Rowe	Non-executive director	7,500
Katrine Bosley	Non-executive director	7,500
Mary Kerr	Non-executive director	7,500
Piet Wigerinck	Chief Scientific Officer	50,000
Bart Filius	Chief Operating Officer; Chief Financial Officer	65,000
Andre Hoekema	Chief Business Officer	50,000
Walid Abi-Saab	Chief Medical Officer	50,000